Derivative financial and operating assets and liabilities - Narrative (Details) - Cash flow hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Ineffectiveness and discontinued hedges	€ 2	€ 0	€ 0
Currency risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	24 months
Commodity price risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	36 months